Condensed Statements of Operations - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
REVENUES
Royalties under amended lease agreements	$ 33,955,703	$ 10,314,620	$ 9,297,106
Royalties under Peters Lease fee	519,327	416,788	417,311
Interest	92,527	5,126	7,091
Total revenues	34,567,557	10,736,534	9,721,508
EXPENSES
Compensation of Trustees	207,520	188,789	188,283
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	366,205	399,737	494,057
Accounting and auditing	142,214	151,947	146,562
Mining consultant and field representatives	56,100	27,988	28,378
Insurance	118,392	118,490	120,084
Annual stock exchange fee	59,967	53,095	45,637
Transfer agent's and registrar's fees	7,366	5,540	8,308
Other Trust expenses	51,726	115,336	68,858
Total Expenses	1,071,990	1,123,422	1,162,667
Net income	$ 33,495,567	$ 9,613,112	$ 8,558,841
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING	13,120,010	13,120,010	13,120,010
Net income per unit (Note 2) (in dollars per unit)	$ 2.553	$ 0.733	$ 0.652